Asset Retirement Obligations (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
IfrsStatementLineItems [Line Items]
Undiscounted amount	$ 10.6	$ 10.3	$ 10.3
Inflation interest rate	2.50%	2.50%	2.50%
Interest free rate	3.91%	1.49%	0.93%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	20 years